Loans Payable (Details Narrative) - USD ($)				3 Months Ended		12 Months Ended
	Feb. 21, 2023	Jan. 20, 2022	Nov. 20, 2020	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Debt Instrument [Line Items]
Debt interest rate						6.00%	6.00%
Loans payable								$ 40,000
Repayment of principal amount of loan				$ 3,000	$ 2,000	$ 13,000	$ 7,000
Current portion of loan payable				238,000		13,000	8,000
Remaining balance of loan				1,200,000		1,078,000	577,000
Proceeds from debt issuance							3,034,000
Debt discount				86,000			539,000
Original issue discount				45,000
Accrued interest				3,000
Unsecured Promissory Note [Member] | Donald Danks [Member]
Debt Instrument [Line Items]
Unsecured Debt	$ 225,000
Proceeds from debt issuance	$ 180,000
Orignal debt discount percent	20.00%
Debt discount	$ 45,000
Unsecured Promissory Note [Member] | Lender [Member]
Debt Instrument [Line Items]
Debt interest rate	12.00%
Proceeds from debt issuance	$ 500,000
Loans Payable [Member]
Debt Instrument [Line Items]
Principal amount		$ 49,000	$ 40,000			49,000	40,000
Debt instrument, term		71 months	59 months
Debt interest rate		15.54%	4.49%
Debt principal and interest payments		$ 1,066	$ 745
Repayment of principal amount of loan				2,000		9,000	7,000
Remaining balance of loan				22,000		24,000	$ 33,000
Current portion of loan payable				8,000		8,000
Loans Payable [Member] | Debt on Second Vehicle [Member]
Debt Instrument [Line Items]
Repayment of principal amount of loan				1,000		4,000
Remaining balance of loan						44,000
Current portion of loan payable						5,000
Remaining balance of loan						45,000
Loans Payables [Member] | Debt on Second Vehicle [Member]
Debt Instrument [Line Items]
Remaining balance of loan						$ 45,000
Senior Convertible Promissory Notes [Member]
Debt Instrument [Line Items]
Principal amount				$ 225,000